Filed Pursuant to Rule 497(e)
                                                      Registration No. 033-06790

      SUPPLEMENT DATED APRIL 5, 2005 TO THE CLASS AAA PROSPECTUSES AND STATEMENT OF ADDITIONAL INFORMATION DATED JANUARY 31, 2005

                               THE WESTWOOD FUNDS
                              Westwood Equity Fund
                             Westwood Balanced Fund
                          Westwood SmallCap Equity Fund
                          Westwood Mighty MitesSM Fund
                              Westwood Realty Fund
                         Westwood Intermediate Bond Fund
                                  (the "Funds")

The Board of Trustees of the Funds (the "Trustees") has determined that, effective April 1, 2005, each Fund (other than the Westwood Mighty Mites(SM)
Fund) will eliminate its redemption fee on shares that are purchased and redeemed or exchanged within sixty (60) days after the date of purchase. In addition, the Trustees have determined that effective April 1, 2005, the Westwood Mighty Mites(SM) Fund will revise its 2.00% redemption fee so that it is imposed on shares purchased and redeemed or exchanged in seven days or less after the date of purchase, as opposed to sixty (60) days. In order to reflect these changes, the following revisions are made to the prospectuses and statement of additional information of the Funds.

Under the section entitled "Fees and Expenses of the Fund," under the subheading entitled, "Shareholder Fees," in the Prospectus for the Class AAA shares of the Funds the following line item is revised for each Fund, except the Westwood Mighty Mites(SM) Fund, to read as follows:

SHAREHOLDER FEES

    (fees paid directly from your investment):
Redemption Fee................................................        none


With respect to the Westwood Mighty Mites(SM) Fund, the same line item is revised as follows:

SHAREHOLDER FEES

    (fees paid directly from your investment):
Redemption Fee................................................        2.00%
    (as a percentage of amount
    redeemed for shares held 7 days or less payable to the Fund)

The fifth paragraph under the heading entitled "Redemption of Shares" on page 26 of the Prospectus for the Class AAA Shares of the Funds is revised to read as follows:

         "In order to discourage short-term trading in its shares, the Westwood Mighty Mites(SM) Fund has adopted policies and procedures which impose a 2.00% redemption fee on shares purchased and redeemed or exchanged in seven days or less after the date of purchase (the "Redemption Fee"). The Redemption Fee is calculated based on the shares' aggregate net asset value on the date of redemption and deducted from the redemption proceeds. The Redemption Fee is not a sales charge; it is retained by the Westwood Mighty Mites(SM) Fund and does not benefit the Fund's
         Adviser or any other third party. For purposes of computing the Redemption Fee, shares will be redeemed in reverse order of purchase (the latest shares acquired will be treated as being redeemed first). Redemptions to which the fee applies include redemption of shares resulting from an exchange made pursuant to the Westwood Mighty Mites(SM) Fund's exchange privilege. The Redemption Fee will not apply to redemptions of shares where (i) the shares were purchased through automatic reinvestment of dividends or other distributions, (ii) the redemption is initiated by the Westwood Mighty Mites(SM) Fund, (iii) shares were purchased through programs that collect the redemption fee at the program level and remit them to the Westwood Mighty Mites(SM) Fund, and (iv) shares were purchased through certain qualified and non-qualified retirement plans if recordkeepers for retirement plan participants cannot implement redemption fees because of systems limitations, and provided that such recordkeepers provide verification to that effect. Such recordkeepers may be permitted to delay, temporarily, the implementation of redemption fees. To do so, all such recordkeepers must apply for an extension and are expected to implement the redemption fees by June 30, 2005."

The first sentence of second full paragraph on Page 41 of the Statement of Additional Information is revised to read as follows:

         "The Westwood Mighty Mites(SM) Fund generally imposes a redemption fee of 2.00% of the total redemption amount if you sell or exchange your shares in seven days or less after the purchase date. See "Redemption of Shares" in the Fund's Prospectus."

                                                   Filed Pursuant to Rule 497(e)
                                                      Registration No. 033-06790

   SUPPLEMENT DATED APRIL 5, 2005 TO THE CLASS A, CLASS B, CLASS C AND CLASS I PROSPECTUSES AND STATEMENT OF ADDITIONAL INFORMATION DATED JANUARY 31, 2005

                               THE WESTWOOD FUNDS
                              Westwood Equity Fund
                             Westwood Balanced Fund
                          Westwood SmallCap Equity Fund
                          Westwood Mighty MitesSM Fund
                              Westwood Realty Fund
                         Westwood Intermediate Bond Fund
                                  (the "Funds")

The Board of Trustees of the Funds (the "Trustees") has determined that, effective April 1, 2005, each Fund (other than the Westwood Mighty Mites(SM)
Fund) will eliminate its redemption fee on shares that are purchased and redeemed or exchanged within sixty (60) days after the date of purchase. In addition, the Trustees have determined that effective April 1, 2005, the Westwood Mighty Mites(SM) Fund will revise its 2.00% redemption fee so that it is imposed on shares purchased and redeemed or exchanged in seven days or less after the date of purchase, as opposed to sixty (60) days. In order to reflect these changes, the following revisions are made to the prospectuses and statement of additional information of the Funds.

Under the section entitled, "Fees and Expenses of the Fund," under the subheading entitled, "Shareholder Fees," in the Prospectus for the Class A, Class B, Class C and Class I Shares of the Funds, the following line item is revised for each Fund, except the Westwood Mighty Mites(SM) Fund, to read as follows:

SHAREHOLDER FEES                                               Class A     Class B      Class C     Class I
(fees paid directly from your investment):                     Shares      Shares       Shares      Shares
Redemption Fee................................................ none        none         none        none
    (as a percentage of amount
    redeemed for shares held
7 days or less payable to the Fund

With respect to the Westwood Mighty Mites(SM) Fund, the same line item is revised as follows:

SHAREHOLDER FEES                                               Class A     Class B      Class C     Class I
(fees paid directly from your investment                       Shares      Shares       Shares      Shares
Redemption Fee................................................ 2.00%       2.00%        2.00%       2.00%
    (as a percentage of amount
    redeemed for shares held
    7 days or less payable to the Fund)

The first sentence under the first chart on page 28 of the Prospectus for the Class A, Class B, Class C, and Class I Shares of the Funds is revised to read as follows:

         "Generally, if you sell or exchange your shares of the Westwood Mighty Mites(SM) Fund in seven (7) days or less after the purchase date, you will be charged a redemption fee of 2.00% of the total redemption amount which is payable to the Fund.

         See "Redemption of Shares" herein."

The sixth paragraph under the heading entitled "Redemption of Shares" on page 36 of the Prospectus for the Class A, Class B, Class C, and Class I Shares of the Funds is revised to read as follows:

         "In order to discourage short-term trading in its shares, the Westwood Mighty Mites(SM) Fund has adopted policies and procedures which impose a 2.00% redemption fee on shares purchased and redeemed or exchanged in seven days or less after the date of purchase (the "Redemption Fee"). The Redemption Fee is calculated based on the shares' aggregate net asset value on the date of redemption and deducted from the redemption proceeds. The Redemption Fee is not a sales charge; it is retained by the Westwood Mighty Mites(SM) Fund and does not benefit the Fund's
         Adviser or any other third party. For purposes of computing the Redemption Fee, shares will be redeemed in reverse order of purchase (the latest shares acquired will be treated as being redeemed first). Redemptions to which the fee applies include redemption of shares resulting from an exchange made pursuant to the Westwood Mighty Mites(SM) Fund's exchange privilege. The Redemption Fee will not apply to redemptions of shares where (i) the shares were purchased through automatic reinvestment of dividends or other distributions, (ii) the redemption is initiated by the Westwood Mighty Mites(SM) Fund, (iii) shares were purchased through programs that collect the redemption fee at the program level and remit them to the Westwood Mighty Mites(SM) Fund, and (iv) shares were purchased through certain qualified and non-qualified retirement plans if recordkeepers for retirement plan participants cannot implement redemption fees because of systems limitations, and provided that such recordkeepers provide verification
         to  that  effect.   Such  recordkeepers  may  be
         permitted to delay, temporarily, the implementation of redemption fees. To do so, all such recordkeepers must apply for an extension and are expected to implement the redemption fees by June 30, 2005."

The first sentence of second full paragraph on Page 41 of the Statement of Additional Information is revised to read as follows:

         "The Westwood Mighty Mites(SM) Fund generally imposes a redemption fee of 2.00% of the total redemption amount if you sell or exchange your shares in seven days or less after the purchase date. See "Redemption of Shares" in the Fund's Prospectus."